Prepaid Expenses and Other Receivables, net	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables, net
Prepaid Expenses and Other Receivables, net

Note 12 – Prepaid Expenses and Other Receivables, net

Prepaid expenses and other receivables consisted of the following:

	December 31,	December 31,
	2025	2024

Loan receivable – others (i)	$2,268,285	$1,377,787
Others	203,405	160,227
Total	2,471,690	1,538,014
Allowance for credit losses	(102,268)	-
Prepaid expenses and other receivables, net	$2,369,422	$1,538,014

(i) As of December 31, 2025 and 2024, the balances represent working capital loan to a third party due on demand with 6.5% interest rate.